 Morgan Lewis

Beau Yanoshik

Partner

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

December 27, 2024

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon ETF Trust: Post-Effective Amendment No.54 to the Registration Statement on Form N-1A (File Nos. 333-234030 and 811-23477)

Ladies and Gentlemen:

Included for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No.54 (“PEA No. 54”) to the registration statement on Form N-1A of BNY Mellon ETF Trust. The purpose of PEA No.54 is to reflect revised principal investment strategies and related changes for the BNY Mellon High Yield ETF.

Please feel free to contact me at 202.373.6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001